Basis of Presentation and Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	$ 5,075	$ 8,813
Research and Development Services
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	3,584	6,811
Product Revenue
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	$ 1,491	$ 2,002